INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (38.2)	$ (10.3)
Mexico operations [Member] | Deferred tax derived from income tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(35.1)	(7.1)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	14.0	6.6
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	17.4	5.0
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(4.3)	(5.2)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(32.6)	(13.5)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Convertible note [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(29.6)	0.0
Mexico operations [Member] | Deferred tax derived from special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(1.1)	(3.2)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	0.4	(0.5)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (1.5)	$ (2.7)